Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026
C000014470 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	OCM Gold Fund (Investor Class/OCMGX)
Average Annual Return, Percent		76.50%	19.81%	18.33%
C000101831 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	OCM Gold Fund (Atlas Class/OCMAX)
Average Annual Return, Percent		85.58%	21.56%	19.69%
Without Sales Load [Member] | C000014470 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	OCM Gold Fund (Investor Class/OCMGX)—excluding sales load
Average Annual Return, Percent		84.81%	20.92%	18.88%
Philadelphia Gold And Silver Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Philadelphia Gold & Silver Index
Average Annual Return, Percent		92.58%	20.80%	18.50%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent		29.78%	14.15%	15.65%